Target 2015 Series
Target 2015 Series Summary Section
Investment Goal
To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Target 2015 Series - USD ($)	CLASS I	CLASS K	CLASS R	CLASS R6
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Target 2015 Series		CLASS I	CLASS K	CLASS R	CLASS R6
Management Fees		none	none	none	none
Distribution and Service (12b-1) Fees		none	0.25%	0.50%	none
Other Expenses	[1]	2.59%	2.62%	2.59%	2.44%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	[3]	3.08%	3.36%	3.58%	2.93%
Less Fee Waiver and/or Expense Reimbursement	[4]	(2.39%)	(2.42%)	(2.39%)	(2.39%)
Total Annual Fund Operating Expenses	[3],[5]	0.69%	0.94%	1.19%	0.54%
[1]	Other expenses have been restated to reflect current fees.
[2]	AFFE have been restated to reflect the estimated amount of fees and expenses that will be incurred indirectly by the Series through its investments in the underlying fund(s) during the current fiscal year, given the current target allocation among the underlying fund(s).
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because (a) other expenses have been restated to reflect current fees and (b) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[4]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class I, Class K, and Class R shares, and 0.05% of the average daily net assets of the Class R6 shares. This contractual waiver will continue until at least February 29, 2028 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).
[5]	After Fee Waiver and/or Expense Reimbursement

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 29, 2028). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Target 2015 Series - USD ($)	CLASS I	CLASS K	CLASS R	CLASS R6
1 Year	$ 70	$ 96	$ 121	$ 55
3 Years	221	300	378	173
5 Years	384	520	654	302
10 Years	$ 859	$ 1,155	$ 1,443	$ 677

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 139% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of equity, fixed income and cash investments. The Series’ target date (the year in the Series’ name) is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:
Manning & Napier Blended Asset Conservative Series	60%
Manning & Napier Blended Asset Moderate Series	40%
Manning & Napier Blended Asset Extended Series	0%
Manning & Napier Blended Asset Maximum Series	0%

The Blended Asset Conservative Series invests primarily in investment grade fixed income securities with short- to intermediate-term maturities of 3 to 5 years, but it may also invest in non-investment grade securities (junk bonds) and in longer-term securities (such as bonds with maturities of 10 years or more). The Blended Asset Moderate Series invests primarily in common stocks and investment grade fixed income securities with intermediate- to long-term maturities of 5 to 10 years. The Blended Asset Moderate Series may also invest in non-investment grade securities (junk bonds) and in securities of any maturity. Both Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts, of companies with any market capitalization. In the fixed income portions of their portfolios, both Series invest primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds.

A portion of the Blended Asset Conservative Series is invested in dividend-paying common stocks. For this portion of the Series, the Advisor uses a systematic process to construct a portfolio consisting primarily of companies trading on U.S. stock exchanges that it believes will provide competitive returns consistent with the broad equity market while also providing a level of capital protection during sustained market downturns. There are no prescribed limits on the sector allocations of the Blended Asset Conservative Series’ and the Blended Asset Moderate Series’ investments and, from time to time, each Series may focus its investments in one or more sectors.

The Blended Asset Conservative Series and the Blended Asset Moderate Series may also invest in derivative instruments. They principally write (sell) options on securities, and buy and sell futures contracts based on fixed income securities, interest rates and currencies.

In general, the portion of the Series invested in equity investments will decrease and the portion invested in fixed income investments will increase as the Series approaches its target date in accordance with a predetermined "glide range". The graph below represents this glide range and illustrates the ranges of equity and fixed income exposures over time as well as the Series' position along the glide range as of December 31, 2017. As illustrated below, the Series' equity allocation range will continue to be reduced, and the Series' fixed income allocation range will continue to be increased, for five years beyond the Series' target date. Accordingly, the Series reaches its most conservative range of planned allocation approximately five years after its target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation among underlying funds if circumstances warrant a change. These circumstances may include factors affecting the overall economy or financial markets or factors that specifically relate to the underlying funds, their assets or their asset allocation strategies.

The Series may also invest directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Principal Risks of Investing in the Series
As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could experience losses by investing in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series’ name; and (iii) are willing to accept the risks associated with the Series’ asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series, but less volatile than the other Target Date Series.

Asset allocation risk — The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds' assets among the various asset classes and market segments will cause the Series to underperform other mutual funds with a similar investment objective.

The Series may also invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series’ direct investment in these securities is subject to the same or similar risks as those described for the underlying funds' investments in the same security. Please see “Principal Risks of the Underlying Funds” below for a description of these risks.

Market risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Principal Risks of the Underlying Funds
Through its investments in the Blended Asset Conservative Series and Blended Asset Moderate Series, the Series will bear its proportionate share of the expenses of the underlying funds in addition to its own expenses, and will be subject to the risks associated with the underlying funds' investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment advisor will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Because a portion of the Blended Asset Conservative Series is selected using a systematic process, the Series is subject to the additional risk that the Advisor's judgments regarding the investment criteria underlying the systematic process may prove to be incorrect.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Current market conditions may pose heightened risks for the Series. While interest rates in the U.S. are at, or near, historic lows, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by an underlying fund. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, an underlying fund’s value may fluctuate and/or an underlying fund may experience increased redemptions from shareholders, which may impact an underlying fund’s liquidity or force the underlying fund to sell securities into a declining or illiquid market.

Interest rate risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

Credit risk — Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower-rated investment grade securities and junk bonds.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

High-yield securities risk — An underlying fund is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):
  High-yield securities may underperform other sectors of the bond market, or the market as a whole.
  The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.
  An underlying fund’s investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Mortgage- and asset-backed securities risks — An underlying fund's investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:
  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Real estate securities risk — An underlying fund’s holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the underlying fund does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree.

Options and futures risk — An underlying fund is subject to the following risks due to its ability to invest in options and futures:
  Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.
  An underlying fund may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the underlying fund’s investments in such contracts may not be as liquid as the underlying fund’s other investments.
Sector focus risk — Because an underlying fund’s investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, an underlying fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — At certain times, a particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2015 Index, and a 2015 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2015 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range over time. At December 31, 2017, the components of the 2015 Composite Benchmark were as follows: Russell 3000® Index (27%), MSCI ACWI ex USA Index (9%), Bloomberg Barclays U.S. Aggregate Bond Index (38%) and Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (26%). The 2015 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index. No performance is shown for the R6 shares of the Series, because they do not have a full calendar year of operations. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
Calendar Year Ended December 31

Quarterly Returns Highest (quarter ended 3/31/2013): 4.86% Lowest (quarter ended 9/30/2015): (5.53)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017
Average Annual Total Returns - Target 2015 Series	1 Year	5 Years	Since Inception [1]	Inception Date
Class K Shares	10.34%	4.90%	5.99%	Jun. 25, 2012
Class K Shares | Return After Taxes on Distributions	10.08%	3.70%	4.81%	Jun. 25, 2012
Class K Shares | Return After Taxes on Distributions and Sale of Series Shares	5.90%	3.49%	4.37%	Jun. 25, 2012
Class I Shares	10.69%	5.19%	6.28%	Jun. 25, 2012
Class R Shares	10.07%	4.67%	5.78%	Jun. 25, 2012
S&P Target Date 2015 Index (reflect no deduction for fees, expenses, or taxes)	11.39%	6.99%	7.77%	Jun. 25, 2012
2015 Composite Benchmark (reflect no deduction for fees, expenses, or taxes)	9.75%	6.45%	6.72%	Jun. 30, 2012
[1]	Performance numbers for the Series and the S&P Target Date Index are calculated from June 25, 2012, the Series’ inception date. Performance numbers for the 2015 Composite Benchmark are calculated from June 30, 2012.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.